Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

33.	Subsequent events
The Company has evaluated subsequent events through February 26, 2026, which is the date the financial statements were authorized for issuance.
On February 6, 2025, Stellantis announced that LG Energy Solution would acquire full ownership of NextStar
Energy Inc, with Stellantis selling its 49 percent equity to LG Energy Solution. The closing of this transaction is subject to approvals and other conditions.
On February 10, 2026, Standard & Poor Global Ratings revised Stellantis’ issuer credit rating and senior unsecured debt rating from “BBB” to “BBB-” and maintained a negative outlook.
On February 10, 2026, Moody’s Investors Service revised Stellantis’ long-term issuer rating and senior unsecured debt rating from “Baa2” to “Baa3” and changed the outlook from negative to stable.
On February 19, 2026, the Company priced an issuance of asset‑backed notes through its indirect wholly owned subsidiary, SFS Auto Receivables Securitization Trust 2026‑1. The notes, totaling $1.5 billion, were delivered on
February 26, 2026, at which time the Company received the related proceeds. The notes are supported by a pool of automobile receivables and include customary structural credit enhancement feature.
In February 2026, the U.S. EPA finalized actions to rescind the 2009 Greenhouse Gas Endangerment Finding under the Clean Air Act. The Endangerment Finding had provided the legal basis for federal regulation of greenhouse gas emissions from motor vehicles. As of December 31, 2025, we have recognized GHG Provisions of €345 million, and GHG-related Other intangible assets of €279 million in our Consolidated Statement of
Financial Position. We are monitoring the developments related to this ruling.
In February 2026, the U.S. Supreme Court ruled that tariffs imposed under the International Emergency
Economic Powers Act (“IEEPA”) were invalid. The U.S. Administration subsequently introduced new 10 percent global tariffs beginning on February 24, 2026. Refunds of previously paid IEEPA tariffs will depend on a court-
driven process leaving the time of any recovery uncertain.